Employee Benefit Plans - Expected Cash Flows for Pension Plans (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Employer contribution 2020 (expected)	$ 6,943
Expected benefit payments:
2020	123,033
2021	130,333
2022	134,260
2023	138,539
2024	141,350
2025 through 2029	$ 737,591